CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 02, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	25,000
Preferred stock, shares issued	0	25,000	25,000
Preferred stock, shares outstanding	0	25,000	25,000
Class A Common Stock
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	11,923,941	500,000,000
Common shares, shares issued	24,446,284	11,923,941	10,989,751
Common shares, shares outstanding	24,446,284	11,923,941	10,989,751
Class B Common stock
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	13,085,488	500,000,000
Common shares, shares issued	26,663,575	13,085,488	11,173,776
Common shares, shares outstanding	26,663,575	13,085,488	11,173,776